Document and Entity Information	Apr. 21, 2020
Cover [Abstract]
Entity Registrant Name	CASS INFORMATION SYSTEMS INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000708781
Document Type	8-K
Document Period End Date	Apr. 21, 2020
Entity Incorporation State Country Code	MO
Entity File Number	000-20827
Entity Tax Identification Number	43-1265338
Entity Address, Address Line One	12444 Powerscourt Drive
Entity Address, Address Line Two	Suite 550
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63131
City Area Code	(314)
Local Phone Number	506-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.50 per share
Trading Symbol	CASS
Entity Emerging Growth Company	false